Line of Credit (Details Narrative) - USD ($)	Jun. 23, 2020	May 29, 2019	Nov. 29, 2018	Nov. 01, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit					$ 3,500,000	$ 3,500,000	$ 3,500,000
Line of credit outstanding					$ 3,500,000	$ 3,500,000	$ 3,500,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit extended maturity date				Nov. 30, 2021
Waiver for debt covenants extended date				Nov. 30, 2021
Line of Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturity date	Dec. 31, 2020	Jun. 05, 2021	Nov. 28, 2019
Interest rate		5.25%	6.00%
Maximum borrowing capacity		$ 3,500,000